UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 28, 2021

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.0%
Certificates of Deposit — 29.9%
Banco Santander SA	0.250%	7/13/21	$30,000,000	$30,006,154
Banco Santander SA	0.260%	7/21/21	50,000,000	50,011,658
Banco Santander SA	0.300%	10/7/21	50,000,000	50,019,144
Bank of Montreal (1 mo. USD LIBOR + 0.110%)	0.219%	9/3/21	100,000,000	100,026,444	(a)
Bank of Nova Scotia (3 mo. USD LIBOR + 0.050%)	0.242%	8/4/21	85,000,000	85,027,077	(a)
BNP Paribas SA (3 mo. USD LIBOR + 0.070%)	0.262%	8/4/21	85,000,000	85,034,297	(a)
BNP Paribas SA (3 mo. USD LIBOR + 0.040%)	0.260%	9/14/21	70,000,000	70,020,732	(a)
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.010%)	0.205%	2/8/22	50,000,000	50,002,406	(a)
Credit Suisse AG	0.460%	8/10/21	100,000,000	100,130,287
KBC Bank NV	0.070%	3/2/21	89,830,000	89,829,850
KBC Bank NV	0.070%	3/4/21	230,000,000	229,999,425
Landesbank Hessen-Thüringen Girozentrale	0.080%	3/2/21	187,200,000	187,199,813
Landesbank Hessen-Thüringen Girozentrale	0.080%	3/3/21	250,000,000	249,999,722
Landesbank Hessen-Thüringen Girozentrale	0.080%	3/4/21	85,000,000	84,999,915
Lloyds Bank Corporate Markets PLC	0.400%	4/8/21	65,000,000	65,017,956
Lloyds Bank Corporate Markets PLC	0.400%	4/20/21	130,000,000	130,050,261
Lloyds Bank Corporate Markets PLC (3 mo. USD LIBOR + 0.050%)	0.275%	10/12/21	100,000,000	100,009,195	(a)
Mizuho Bank Ltd.	0.220%	8/12/21	50,000,000	50,006,476
Mizuho Bank Ltd.	0.220%	8/13/21	150,000,000	150,018,846
Mizuho Bank Ltd.	0.220%	8/13/21	49,355,000	49,361,201
Mizuho Bank Ltd.	0.240%	11/3/21	125,000,000	125,010,370
MUFG Bank Ltd.	0.240%	10/14/21	159,000,000	159,048,644
Natixis SA (3 mo. USD LIBOR + 0.070%)	0.308%	1/5/22	130,000,000	130,060,306	(a)
Norinchukin Bank	0.070%	3/5/21	48,865,000	48,864,857
Norinchukin Bank	0.214%	3/8/21	97,305,000	97,307,905	(a)
Norinchukin Bank	0.280%	7/6/21	100,000,000	100,040,395
Norinchukin Bank	0.280%	7/7/21	90,000,000	90,036,309
Norinchukin Bank	0.250%	8/12/21	35,000,000	35,010,373
Oversea-Chinese Banking Corp. Ltd.	0.070%	3/2/21	137,950,000	137,949,770
Royal Bank of Canada (3 mo. USD LIBOR + 0.070%)	0.282%	7/29/21	200,000,000	200,086,284	(a)
Standard Chartered Bank	0.410%	4/7/21	200,000,000	200,058,794

See Notes to Financial Statements.

Liquid Reserves Portfolio 2021 Semi-Annual Report	12

Schedule of investments (unaudited) (cont’d)

February 28, 2021

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Standard Chartered Bank (1 mo. USD LIBOR + 0.170%)	0.286%	4/23/21	$50,000,000	$50,012,766	(a)
Standard Chartered Bank (3 mo. USD LIBOR + 0.050%)	0.284%	1/14/22	50,000,000	50,015,293	(a)
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.150%)	0.363%	7/27/21	200,000,000	200,133,748	(a)
Sumitomo Mitsui Trust Bank Ltd.	0.070%	3/3/21	297,230,000	297,229,382
Sumitomo Mitsui Trust Bank Ltd.	0.210%	7/13/21	200,000,000	200,029,630
Toronto Dominion Bank (1 mo. USD LIBOR + 0.190%)	0.305%	8/27/21	150,000,000	150,130,390	(a)
Westpac Banking Corp. (3 mo. USD LIBOR + 0.020%)	0.261%	1/14/22	199,000,000	199,026,083	(a)
Total Certificates of Deposit				4,476,822,158
Commercial Paper — 27.5%
ABN AMRO Funding USA LLC	0.333%	3/2/21	45,000,000	44,999,180	(b)(c)
ABN AMRO Funding USA LLC	0.263%	3/5/21	70,000,000	69,997,482	(b)(c)
ABN AMRO Funding USA LLC	0.204%	4/26/21	90,000,000	89,971,385	(b)(c)
ASB Finance Ltd.	0.146%	8/17/21	228,500,000	228,344,976	(b)(c)
Banco Santander SA	0.170%	8/3/21	99,000,000	98,928,307	(b)(c)
Banco Santander SA	0.170%	8/12/21	55,000,000	54,957,902	(b)(c)
Banco Santander SA	0.175%	10/7/21	50,000,000	49,947,038	(b)(c)
Barclays Bank PLC	0.185%	3/2/21	165,000,000	164,998,332	(b)(c)
Barclays Bank PLC	0.156%	3/3/21	60,000,000	59,999,233	(b)(c)
Barclays Bank PLC	0.143%	3/4/21	34,430,000	34,429,460	(b)(c)
Barclays Bank PLC	0.135%	3/5/21	100,000,000	99,998,153	(b)(c)
BNG Bank NV	0.172%	3/2/21	150,000,000	149,998,584	(b)(c)
BNG Bank NV	0.144%	3/3/21	275,000,000	274,996,752	(b)(c)
BNP Paribas SA	0.132%	3/2/21	91,290,000	91,289,341	(c)
BPCE SA	0.135%	5/10/21	75,000,000	74,980,382	(b)(c)
BPCE SA	0.183%	11/1/21	175,000,000	174,784,206	(b)(c)
DNB Bank ASA (3 mo. USD LIBOR + 0.060%)	0.188%	7/30/21	175,000,000	175,068,770	(a)(b)(c)
DNB BANK ASA (3 mo. USD LIBOR + 0.030%)	0.188%	1/14/22	152,500,000	152,546,354	(a)(b)(c)
Goldman Sachs International	0.212%	8/12/21	173,650,000	173,484,058	(c)(d)
Goldman Sachs International	0.213%	8/13/21	30,000,000	29,971,020	(c)(d)
Kingdom of Netherlands	0.225%	3/1/21	50,000,000	49,999,692	(b)(c)
National Australia Bank Ltd.	0.241%	10/15/21	225,000,000	225,020,979	(b)(c)
NRW Bank	0.114%	3/4/21	114,000,000	113,998,575	(b)(c)

See Notes to Financial Statements.

13	Liquid Reserves Portfolio 2021 Semi-Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Oversea-Chinese Banking Corp. Ltd. (3 mo. USD LIBOR + 0.040%)	0.188%	4/29/21	$80,000,000	$80,005,794	(a)(b)(c)
Royal Bank of Canada (SOFR + 0.550%)	0.010%	3/10/21	159,000,000	159,020,660	(a)(c)
Shell International Finance BV	0.156%	7/14/21	25,000,000	24,985,529	(b)(c)
Shell International Finance BV	0.155%	7/15/21	50,000,000	49,970,849	(b)(c)
Societe Generale	0.121%	3/5/21	200,000,000	199,996,694	(b)(c)
Svenska Handelsbanken (3 mo. USD LIBOR + 0.020%)	0.188%	9/2/21	105,000,000	105,029,178	(a)(b)(c)
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.080%)	0.188%	7/28/21	110,000,000	110,056,117	(a)(b)(c)
Toronto Dominion Bank	0.144%	3/3/21	90,000,000	89,998,937	(b)(c)
Toronto Dominion Bank	0.121%	3/5/21	100,000,000	99,998,347	(b)(c)
Total Capital SA	0.238%	3/1/21	50,000,000	49,999,675	(b)(c)
Toyota Motor Credit Corp.	0.137%	4/19/21	74,975,000	74,960,921	(c)
Toyota Motor Credit Corp.	0.139%	4/23/21	200,000,000	199,958,934	(c)
UBS AG (3 mo. USD LIBOR + 0.070%)	0.188%	10/5/21	50,000,000	50,005,828	(b)(c)
UBS AG	0.243%	1/28/22	65,000,000	64,855,614	(b)(c)
United Overseas Bank Ltd.	0.183%	8/4/21	75,000,000	74,941,037	(b)(c)
Total Commercial Paper				4,116,494,275
Time Deposits — 23.8%
ABN AMRO Bank NV	0.090%	3/5/21	155,000,000	155,000,000
ABN AMRO Bank NV	0.090%	3/1/21	100,000,000	100,000,000
Banco Santander SA	0.070%	3/1/21	234,134,000	234,134,000
Canadian Imperial Bank of Commerce	0.070%	3/1/21	400,000,000	400,000,000
Credit Agricole Corporate and Investment Bank	0.070%	3/1/21	75,000,000	75,000,000
DnB NOR Bank ASA	0.060%	3/1/21	50,000,000	50,000,000
Mizuho Bank Ltd.	0.070%	3/1/21	215,000,000	215,000,000
National Bank of Canada	0.070%	3/1/21	130,000,000	130,000,000
National Bank of Canada	0.080%	3/2/21	350,000,000	350,000,000
NRW Bank	0.070%	3/1/21	100,000,000	100,000,000
NRW Bank	0.080%	3/1/21	100,000,000	100,000,000
NRW Bank	0.080%	3/2/21	225,000,000	225,000,000
Rabobank Netherland NV	0.060%	3/1/21	75,000,000	75,000,000
Royal Bank of Canada	0.060%	3/1/21	298,069,000	298,069,000
Skandinaviska Enskilda Banken AB	0.070%	3/1/21	350,000,000	350,000,000
Svenska Handelsbanken	0.070%	3/1/21	375,000,000	375,000,000
Swedbank AB	0.060%	3/1/21	325,000,000	325,000,000
Total Time Deposits				3,557,203,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2021 Semi-Annual Report	14

Schedule of investments (unaudited) (cont’d)

February 28, 2021

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Notes — 9.6%
U.S. Treasury Notes	2.250%	3/31/21	$50,000,000	$50,090,220
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.220%)	0.260%	7/31/21	510,000,000	510,339,991	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.300%)	0.340%	10/31/21	425,000,000	425,867,174	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.095%	10/31/22	450,000,000	450,192,002	(a)
Total U.S. Treasury Notes				1,436,489,387
Repurchase Agreements — 9.2%
Bank of America Corp. tri-party repurchase agreement dated 2/26/21 Proceeds at Maturity — $250,298,611; (Fully collateralized by various money market instruments, 0.000% to 0.280% due 3/1/21 to 6/28/21; Market value — $262,500,000)	0.250%	8/17/21	250,000,000	250,000,000
BNP Paribas SA tri-party repurchase agreement dated 2/26/21 Proceeds at Maturity — $100,124,222; (Fully collateralized by various corporate bonds and notes and U.S. government obligations, 0.406% to 11.545% due 2/19/23 to 6/1/77; Market value — $105,602,003)	0.260%	8/17/21	100,000,000	100,000,000
BNP Paribas SA tri-party repurchase agreement dated 2/26/21 Proceeds at Maturity — $125,161,250; (Fully collateralized by various corporate bonds and notes, 0.330% to 8.750% due 3/7/22 to 6/1/77; Market value — $131,590,498)	0.270%	8/17/21	125,000,000	125,000,000
Credit Agricole Corp. tri-party repurchase agreement dated 1/27/2021 Proceeds at Maturity — $50,018,333; (Fully collateralized by various corporate bonds and notes and U.S. government obligations, 0.550% to 12.000% due 2/11/23 to 12/31/49; Market value — $54,394,866)	0.220%	4/27/21	50,000,000	50,000,000
Credit Agricole Corp. tri-party repurchase agreement dated 2/12/2021 Proceeds at Maturity — $250,089,722; (Fully collateralized by various corporate bonds and notes, 0.800% to 7.500% due 5/18/23 to 12/31/99; Market value — $261,911,483)	0.180%	5/13/21	250,000,000	250,000,000

See Notes to Financial Statements.

15	Liquid Reserves Portfolio 2021 Semi-Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Credit Agricole Corp. tri-party repurchase agreement dated 2/24/2021 Proceeds at Maturity — $250,006,250; (Fully collateralized by various corporate bonds and notes, 0.800% to 7.750% due 4/19/22 to 3/15/59; Market value — $262,468,533)	0.170%	3/3/21	$250,000,000	$250,000,000
JPMorgan Securities tri-party repurchase agreement dated 12/18/2020 Proceeds at Maturity — $350,075,542; (Fully collateralized by various corporate bonds and notes, 1.991% to 12.000% due 4/15/21 to 1/15/67; Market value — $392,299,227)	0.370%	3/19/21	350,000,000	350,000,000
Total Repurchase Agreements				1,375,000,000
Total Investments — 100.0% (Cost — $14,958,782,465)				14,962,008,820
Liabilities in Excess of Other Assets — (0.0)%††				(1,827,983)
Total Net Assets — 100.0%				$14,960,180,837

††	Represents less than 0.1%.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Rate shown represents yield-to-maturity.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation(s) used in this schedule:

LIBOR	— London Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

See Notes to Financial Statements.

Liquid Reserves Portfolio 2021 Semi-Annual Report	16

Statement of assets and liabilities (unaudited)

February 28, 2021

Assets:
Investments, at value (Cost — $ 14,958,782,465)	$14,962,008,820
Interest receivable	3,700,866
Total Assets	14,965,709,686

Liabilities:
Due to custodian	5,213,835
Trustees’ fees payable	64,495
Accrued expenses	250,519
Total Liabilities	5,528,849
Total Net Assets	$14,960,180,837

Represented by:
Paid-in capital	$14,960,180,837

See Notes to Financial Statements.

17	Liquid Reserves Portfolio 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2021

Investment Income:
Interest	$21,587,271

Expenses:
Investment management fee (Note 2)	7,832,379
Legal fees	175,903
Trustees’ fees	136,521
Fund accounting fees	120,308
Custody fees	90,044
Audit and tax fees	22,451
Interest expense	5,937
Miscellaneous expenses	36,376
Total Expenses	8,419,919
Less: Fee waivers and/or expense reimbursements (Note 2)	(7,832,379)
Net Expenses	587,540
Net Investment Income	20,999,731

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	344,467
Change in Net Unrealized Appreciation (Depreciation) From Investments	(6,376,227)
Net Loss on Investments	(6,031,760)
Increase in Net Assets From Operations	$14,967,971

See Notes to Financial Statements.

Liquid Reserves Portfolio 2021 Semi-Annual Report	18

Statements of changes in net assets

For the Six Months Ended February 28, 2021 (unaudited) and the Year Ended August 31, 2020	2021	2020

Operations:
Net investment income	$20,999,731	$290,464,160
Net realized gain (loss)	344,467	(333,684)
Change in net unrealized appreciation (depreciation)	(6,376,227)	4,292,379
Increase in Net Assets From Operations	14,967,971	294,422,855

Capital Transactions:
Proceeds from contributions	44,118,887,042	83,870,957,907
Value of withdrawals	(49,006,196,942)	(85,084,547,275)
Decrease in Net Assets From Capital Transactions	(4,887,309,900)	(1,213,589,368)
Decrease in Net Assets	(4,872,341,929)	(919,166,513)

Net Assets:
Beginning of period	19,832,522,766	20,751,689,279
End of period	$14,960,180,837	$19,832,522,766

See Notes to Financial Statements.

19	Liquid Reserves Portfolio 2021 Semi-Annual Report

Financial highlights

For the years ended August 31, unless otherwise noted:
	2021[1]		2020	2019	2018	2017	2016

Net assets, end of period (millions)	$14,960		$19,833	$20,752	$15,917	$21,521	$49,903
Total return[2]	0.10%		1.41%	2.54%	1.75%	1.02%	0.48%

Ratios to average net assets:
Gross expenses	0.11%[3]		0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[4,5]	0.01	[3]	0.01	0.01	0.01	0.01	0.01
Net investment income	0.27	[3]	1.40	2.53	1.67	0.94	0.46

1	For the six months ended February 28, 2021 (unaudited).

2

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

3	Annualized.

4

The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

5	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Liquid Reserves Portfolio 2021 Semi-Annual Report	20

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2021, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.

The Portfolio sells and effects withdrawals of its interests at prices based on the current market value of the securities it holds. Therefore, the price of an interest in the Portfolio fluctuates along with changes in the market-based value of the holdings of the Portfolio. Because the price of an interest in the Portfolio fluctuates, it has what is called a “floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Portfolio may impose a fee upon the withdrawal of investors’ interests or may temporarily suspend investors’ ability to withdraw interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a

21	Liquid Reserves Portfolio 2021 Semi-Annual Report

security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Liquid Reserves Portfolio 2021 Semi-Annual Report	22

Notes to financial statements (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$14,962,008,820	—	$14,962,008,820

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both

23	Liquid Reserves Portfolio 2021 Semi-Annual Report

original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income and net realized/unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination.

(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2020, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Liquid Reserves Portfolio 2021 Semi-Annual Report	24

Notes to financial statements (cont’d)

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 28, 2021, fees waived and/or expenses reimbursed amounted to $7,832,379.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

At February 28, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$14,958,782,465	$3,246,495	$(20,140)	$3,226,355

4. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy withdrawal requests, and negatively impact the Portfolio’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

***

25	Liquid Reserves Portfolio 2021 Semi-Annual Report

The Portfolio’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. In December 2020, the ICE Benchmark Administration, the administrator of LIBOR, announced that it had commenced a consultation to determine whether to extend publication of certain U.S. dollar LIBOR settings (overnight and one-, three-, six- and twelve-month U.S. dollar LIBOR) to the end of June 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

Liquid Reserves Portfolio 2021 Semi-Annual Report	26

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a)  (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 20, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 20, 2021